Acquisitions - Acquired Identifiable Intangible Assets (Detail) - USD ($) $ in Thousands				12 Months Ended
	Aug. 01, 2016	Jan. 15, 2016	Nov. 02, 2015	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Fair value of intangible assets acquired				$ 11,758
Digital Realty | In-place leases
Business Acquisition [Line Items]
Fair value of intangible assets acquired	$ 7,485
Weighted-average estimated useful lives (years)	4 years 3 months 18 days
Digital Realty | In-place leases | Minimum
Business Acquisition [Line Items]
Acquired intangible assets, Estimated useful lives (years)	10 months 24 days
Digital Realty | In-place leases | Maximum
Business Acquisition [Line Items]
Acquired intangible assets, Estimated useful lives (years)	9 years 4 months 24 days
Digital Realty | Favorable leasehold interests
Business Acquisition [Line Items]
Fair value of intangible assets acquired	$ 4,273
Weighted-average estimated useful lives (years)	5 years 3 months 18 days
Digital Realty | Favorable leasehold interests | Minimum
Business Acquisition [Line Items]
Acquired intangible assets, Estimated useful lives (years)	1 year 10 months 24 days
Digital Realty | Favorable leasehold interests | Maximum
Business Acquisition [Line Items]
Acquired intangible assets, Estimated useful lives (years)	6 years 8 months 12 days
Telecity Group plc
Business Acquisition [Line Items]
Fair value of intangible assets acquired				$ 694,243
Telecity Group plc | Favorable leasehold interests
Business Acquisition [Line Items]
Fair value of intangible assets acquired		$ 30,254
Weighted-average estimated useful lives (years)		19 years 8 months 12 days
Telecity Group plc | Favorable leasehold interests | Minimum
Business Acquisition [Line Items]
Acquired intangible assets, Estimated useful lives (years)		2 years
Telecity Group plc | Favorable leasehold interests | Maximum
Business Acquisition [Line Items]
Acquired intangible assets, Estimated useful lives (years)		25 years 5 months
Telecity Group plc | Customer relationships
Business Acquisition [Line Items]
Fair value of intangible assets acquired		$ 591,956
Acquired intangible assets, Estimated useful lives (years)		13 years 6 months
Weighted-average estimated useful lives (years)		13 years 6 months
Telecity Group plc | Trade names
Business Acquisition [Line Items]
Fair value of intangible assets acquired		$ 72,033
Acquired intangible assets, Estimated useful lives (years)		1 year 6 months
Weighted-average estimated useful lives (years)		1 year 6 months
Bit-isle
Business Acquisition [Line Items]
Fair value of intangible assets acquired					$ 111,374
Bit-isle | Customer relationships
Business Acquisition [Line Items]
Fair value of intangible assets acquired			$ 105,434
Acquired intangible assets, Estimated useful lives (years)			13 years
Weighted-average estimated useful lives (years)			13 years
Bit-isle | Trade names
Business Acquisition [Line Items]
Fair value of intangible assets acquired			$ 3,455
Acquired intangible assets, Estimated useful lives (years)			2 years
Weighted-average estimated useful lives (years)			2 years
Bit-isle | Favorable solar contracts
Business Acquisition [Line Items]
Fair value of intangible assets acquired			$ 2,410
Acquired intangible assets, Estimated useful lives (years)			18 years
Weighted-average estimated useful lives (years)			18 years
Bit-isle | Other intangible assets
Business Acquisition [Line Items]
Fair value of intangible assets acquired			$ 75
Acquired intangible assets, Estimated useful lives (years)			3 months
Weighted-average estimated useful lives (years)			3 months